Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2017	Jun. 29, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 4,989	$ 3,843
Additions based on tax positions related to the current year	402	1,359
Additions based on tax positions related to prior years	31	2,332
Settlements with tax authorities	(681)	(1,963)
Expiration of statute of limitations	(679)	(582)
Balance at end of year	$ 4,062	$ 4,989